Consolidated Balance Sheets (Parentheticals) - $ / shares		Dec. 31, 2025	Dec. 31, 2024
Statement of Financial Position [Abstract]
Ordinary shares, par value (in Dollars per share)	[1]	$ 0.00025	$ 0.00025
Ordinary shares, shares authorized (in Shares)	[1]	200,000,000	200,000,000
Ordinary Shares, shares issued (in Shares)	[1]	5,038,018	4,590,004
Ordinary shares, shares outstanding (in Shares)	[1]	5,038,018	4,590,004

[1]	Retrospectively restated for the effect of the reverse share split on April 13, 2026.